AGREEMENTS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
AGREEMENTS

NOTE 4. AGREEMENTS

Exploration, Development and Mine Operating Agreement

Joint Venture Agreement

On September 15, 2010, TMC, TGC and Raven Gold Alaska, Inc. (“Raven”) signed an Exploration, Development and Mine Operating Agreement (“JV Agreement”). TMC agreed to have 250,000 shares of WMTN common stock issued to Raven no later than one year after the closing of the acquisition of TMC by WMTN and an additional 250,000 shares of WMTN common stock issued on or before each of December 31, 2011, December 31, 2012 and December 31, 2014, for a total of 1,000,000 shares of WMTN common stock. The $50,000 due with the signing of the Letter of Intent in February 2010 was paid September 17, 2010. TMC had incurred $223,102 of project expenses in 2010 and $377,841 in 2011 for total TMC project costs of $600,943. These amounts are included in exploration expenses.

The JV Agreement has a term of twenty years, which can continue longer as long as products are produced on a continuous basis and thereafter until all materials, equipment and infrastructure are salvaged and disposed of, environmental compliance is completed and accepted and the parties have completed a final accounting. The JV Agreement defines terms and conditions where TMC and TGC earns a 51% interest with the following payments and stock issuances-

Pay the following options payments-

Payment of $10,000 with the signing of the Letter of Intent in February 2010 (paid September 2010).

Payment of $40,000 with the signing of the JV Agreement (paid September 2010).

Payment of $100,000 on or before December 31, 2011.

Payment of $150,000 on or before December 31, 2012.

Provide the following project funding-

Payment of $1 million in project expenses on or before December 31, 2011, including $100,000 to Raven camp equipment.

Payment of $2.5 million in additional project expenses on or before December 31, 2012, including $100,000 to Raven for camp equipment.

Payment of $2.5 million in additional project expenses on or before December 31, 2013.

Issue the following common stock, which is subject to a two year trading restriction, upon the completion of the acquisition of TMC by WMTN:

Issue 250,000 shares of WMTN common stock no later than one year after the closing of the acquisition of TMC.

Issue 250,000 shares of WMTN common stock on or before December 31, 2011 and December 31, 2012.

TMC and TGC then can increase their interest to 80% in the project with the following payments and stock issuances-

Payment of $150,000 on or before December 31, 2013.

Payment of $3.05 million in additional project expenses on or before December 31, 2014.

Issue 250,000 shares of WMTN common stock on or before December 31, 2014.

The failure to operate in accordance with the JV Agreement could result in the Company’s ownership being reduced or the JV Agreement being terminated.

All costs related to the JV Agreement have been recorded as exploration expenses.  The Company has not earned its 51% interest in the joint venture and does not control the joint venture therefore, the joint venture is not consolidated. At such time as the Company earns its 51% or gains control of the joint venture, it will consolidate the operations of the joint venture.

Amended Claims Agreement with Ben Porterfield

On January 7, 2011, TMC entered into an Amended Claims Agreement with Ben Porterfield related to five mining claims known as Fish Creek 1-5 (ADL-648383 through ADL-648387). As part of this Amended Claims Agreement, Ben Porterfield consented to certain conveyances, assignments, contributions and transfers related to this above five mining claims.

The Amended Claims Agreement, which incorporates the Claims Agreement dated March 22, 2005, has a term of ten years, which can be extended for an additional ten years with thirty days written notice. The Amended Claims Agreement defines terms and conditions and requires the following minimum royalties:

Payment of $100,000 annually on March 22, 2012 through March 22, 2015.

Payment of $125,000 annually on March 22, 2016 through the termination of the Amended Claims Agreement

The Company can terminate the Amended Claims Agreement with the payment of $875,000, less $75,000 paid during the years 2006-2011.

TMC paid $150,000 to Ben Porterfield and WMTN agreed to issue 500,000 shares of WMTN restricted common stock as of October 31, 2011. The common stock was recorded as Contractual Rights at $250,000 or $.50 per share. Another $50,000 is scheduled to be paid in December 2011. In addition, and Mr. Porterfield is to receive 200 tons of Bens Vein materials over the next two years. The investment in the exclusive rights to the mineral properties is accounted for at cost.

The failure to operate in accordance with the Amended Claims Agreement could result in the Agreement being terminated.